65936  10/00

Prospectus Supplement
dated October 9, 2000 to:

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Putnam International Fund 2000 (the "fund")
Prospectus dated May 26, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                  Since    Experience
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Omid Kamshad             2000     1996 - Present          Putnam Management
Managing Director                 Prior to January 1996   Lombard Odier
                                                          International
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Shigeki Makino           2000     2000 - Present          Putnam Management
Managing Director                 Prior to August 2000    Fidelity Investments
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Paul C. Warren           2000     1997 - Present          Putnam Management
Managing Director                 Prior to May 1997       IDS Fund Management
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Joshua L. Byrne          2000     1993 - Present          Putnam Management
Senior Vice President
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